RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Related Party Transactions 1	$ 466,000
Related Party Transactions 2	470,000
Related Party Transactions 3	473,000
Related Party Transactions 4	0
Related Party Transactions 5	80,000
Related Party Transactions 6	464,000
Related Party Transactions 7	131,000
Related Party Transactions 8	262,000
Related Party Transactions 9	200,000
Related Party Transactions 10	370,000
Related Party Transactions 11	595,000
Related Party Transactions 12	343,000
Related Party Transactions 13	139,000
Related Party Transactions 14	0
Related Party Transactions 15	$ 0